COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 220
2017	39
2018	15
Operating Leases, Future Minimum Payments Due, Total	274
Facilities [Member]
Operating Leased Assets [Line Items]
2016	139
2017	1
2018	0
Operating Leases, Future Minimum Payments Due, Total	140
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
2016	81
2017	38
2018	15
Operating Leases, Future Minimum Payments Due, Total	$ 134